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                                  UNITED STATES              |      OMB APPROVAL        |
                       SECURITIES AND EXCHANGE COMMISSION    | OMB Number:    3235-0456 |
                            Washington, D.C.  20549          | Expires: August 31, 2000 |
                                                             | Estimated average burden |
APPENDIX  I                                                  | hours per response     1 |
                                                             ----------------------------

                                   FORM 24F-2
                        ANNUAL NOTICE OF  SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  Read instructions at end of Form before preparing Form. Please print or type.
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1.   Name  and  address  of  issuer:
                                              Gartmore  Mutual  Funds
                                              River  Park  2
                                              1200 River Road
                                              Coshohoken  PA  19428
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2.   The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                      [ X ]
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3.   Investment  Company  Act  File  Number:                           811-08495
     Securities  Act  File  Number:                                    333-40455
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4(a).  Last  day  of  the  fiscal  year  for  which  this  notice  is  filed:

                                October 31, 2003
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4(b).  [  ]  Check  box  if  this  Form  is being filed late (i.e., more than 90 calendar  days after the end of the issuer's fiscal year).
             (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.
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4(c).  [  ]  Check  box  if this is the last time the issuer will be filing this
             Form.
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5.   Calculation  of  registration  fee:

          (i)    Aggregate sale price of securities sold during the fiscal
                 year pursuant to section 24(f):                                                      $7,262,012,769
                                                                                                      --------------

          (ii)   Aggregate  price  of  securities  redeemed  or  repurchased
                 during the fiscal year:                                              $5,555,838,917
                                                                                      --------------

          (iii)  Aggregate  price  of  securities  redeemed  or  repurchased during any prior fiscal  year  ending  no  earlier  than
                 October  11,  1995  that  were not  previously  used  to
                 reduce registration fees payable to the Commission.                  $  114,903,510
                                                                                      --------------

          (iv)   Total available redemption credits [Add items 5(ii) and 5(iii)]:                     $5,670,742,427
                                                                                                      --------------

          (v)    Net Sales - If item 5(i) is greater than item 5(iv)
                 [subtract Item 5(iv) from Item 5(i) ]                                                --------------
                                                                                                      $1,591,270,342
                                                                                                      --------------

          ------------------------------------------------------------------------------------------
          (vi)   Redemption credits available for use in future years - if                       -
                 Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv)             --------------
                 from Item 5(i)]:
          ------------------------------------------------------------------------------------------

          (vii)  Multiplier for determining registration fee  (See Instruction C.9):                        0.000081
                                                                                                      --------------

          (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):                          =  $   128,733.77
                 (enter "0" if no fee is due):                                                        --------------

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6.   Prepaid  shares
          If  the  response  to  item  5(i)  was determined by deducting an amount of securities  that  were registered under the Securities Act of 1933 pursuant to  rule  24e-2  as  in  effect  before [effective date of recision of rule
          24e-2],  then  report  the  amount of securities (number of shares or other units)  deducted  here: __________. If there is a number of shares or other units  that  were registered pursuant to rule 24e-2 remaining unsold at the end  of the fiscal year for which this form is filed that are available for use  by  the  issuer  in  future fiscal years, then state that number here:
           __________.
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7.   Interest due.-- if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
                                                                                                      $            0
                                                                                                      --------------
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8.   Total of amount of the registration fee due plus any interest due
          [Line 5(viii) plus line 7].
                                                                                                      $   128,733.77
                                                                                                      ==============
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9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
          January 27, 2004
          ----------------

          Method of Delivery:
                                      [ X ]  Wire  Transfer
                                      [   ]  Mail or other means
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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*          ----------------------------------------------------------------------------
                                        Michael Leonard, Assistant Treasurer
                                        ----------------------------------------------------------------------------

     Date
         --------------------------

     * Please print the name and title of the signing officer below the signature.
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